Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000157044
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Automated Shares
Trading Symbol	MOTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000026110
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Capital Shares
Trading Symbol	MFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000157041
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash II Shares
Trading Symbol	MODXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000157042
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	MFSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000157043
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Investment Shares
Trading Symbol	MOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000026109
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Service Shares
Trading Symbol	MOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000026108
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Wealth Shares
Trading Symbol	MOFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,725,711,761
Holdings Count | Holding	373
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,725,711,761
Number of Investments	373

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	6.5%
Municipal Notes	16.1%
Variable Rate Demand Instruments	77.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	2.3%
31-90 Days	21.1%
8-30 Days	5.3%
1-7 Days	64.1%

Material Fund Change [Text Block]
C000190788
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TBVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,342,263,507
Holdings Count | Holding	343
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,342,263,507
Number of Investments	343

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	12.2%
Commerical Paper	20.1%
Variable Rate Demand Instruments	68.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.5%
91-180 Days	4.5%
31-90 Days	21.4%
8-30 Days	8.7%
1-7 Days	58.8%

Material Fund Change [Text Block]
C000026165
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Service Shares
Trading Symbol	TBSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 5,342,263,507
Holdings Count | Holding	343
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,342,263,507
Number of Investments	343

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	12.2%
Commerical Paper	20.1%
Variable Rate Demand Instruments	68.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.5%
91-180 Days	4.5%
31-90 Days	21.4%
8-30 Days	8.7%
1-7 Days	58.8%

Material Fund Change [Text Block]
C000026164
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Wealth Shares
Trading Symbol	TBIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,342,263,507
Holdings Count | Holding	343
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,342,263,507
Number of Investments	343

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	12.2%
Commerical Paper	20.1%
Variable Rate Demand Instruments	68.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.5%
91-180 Days	4.5%
31-90 Days	21.4%
8-30 Days	8.7%
1-7 Days	58.8%

Material Fund Change [Text Block]